Rule 497(e)
                                                  File Nos. 2-99009 and 811-4354



                           RNC MUTUAL FUND GROUP, INC.

                   SUPPLEMENT DATED FEBRUARY 23, 1999, TO THE
                      PROSPECTUS FOR RNC MONEY MARKET FUND
                            (DATED JANUARY 31, 1999)

         RNC Capital Management LLC, the Adviser to RNC Money Market Fund, will limit total annual ordinary operating expenses for the Money Market Fund to 0.70% of average annual net assets through at least March 31, 2000.

         SHAREHOLDER  FEES (fees paid directly  from your  investment)
         Redemption Fee                                               0.00%

         ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund Assets)
         Management Fee                                               0.41%
         Distribution / Service (12b-1) Fee                           0.25%
         Other Expenses                                               0.62%
                                                                      ----
         TOTAL ANNUAL FUND OPERATING EXPENSES                         1.28%
         Fee Waiver and / or Expense Reimbursement                    0.58%
                                                                      ----
         NET EXPENSES                                                 0.70%
                                                                      ====

                                EXAMPLE
         1 Year         3 Years        5 Years         10 Years
         $72            $348           $645            $1,489